Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Capitalized interest costs	$ 1,827	$ 535	$ 312
Amortization of deferred drydock and special survey costs	3,392	1,332	718
Deferred payments	17,436	10,811
Accumulated amortization of deferred drydock and special survey costs	6,176	2,784
Amortization of deferred financing costs	776	1,090	1,185
Amortization method for customer relationships	straight-line method
Useful life of customer relationships	20 years
Foreign currency exchange (loss)/gain recognized	414	(279)	(645)
Effective tax rate used to calculate the minimum presumed income tax (MPIT)	1.00%
Turnover taxes	7,912	8,212	8,934
Average tax rates used to calculate the turnover tax	4.90%	4.70%	4.20%
Drydocking and special survey costs for Oceangoing Vessels
Summary of Significant Accounting Policies
Useful life	5 years
Drydocking and special survey costs for Pushboats and Barges
Summary of Significant Accounting Policies
Useful life	7 years
Drydocking and special survey costs
Summary of Significant Accounting Policies
Deferred payments	10,017	5,274	5,546
Subsidiaries in Argentina
Summary of Significant Accounting Policies
Turnover taxes	3,265	3,365	3,276
Minimum presumed income tax
Summary of Significant Accounting Policies
Other long-term assets	$ 923	$ 787
Majority of the Company's vessels
Summary of Significant Accounting Policies
Useful life	between 15 and 40 years
Certain product tankers
Summary of Significant Accounting Policies
Useful life	between 44 to 45 years